UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Newbury Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,003.30	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.44	$ 3.56
Capital Reserves Class
Actual	$ 1,000.00	$ 1,002.00	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 4.84
Advisor B Class
Actual	$ 1,000.00	$ 1,000.70	$ 6.03**
HypotheticalA	$ 1,000.00	$ 1,018.89	$ 6.11**
Advisor C Class
Actual	$ 1,000.00	$ 1,000.70	$ 6.09**
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.16**
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,003.80	$ 3.53
HypotheticalA	$ 1,000.00	$ 1,021.44	$ 3.56
Capital Reserves Class
Actual	$ 1,000.00	$ 1,002.60	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 4.84
Tax-Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,002.90	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.44	$ 3.56
Capital Reserves Class
Actual	$ 1,000.00	$ 1,001.60	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 4.84
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,004.20	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.71	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366.

Annual Report

Annualized Expense Ratio
Treasury
Daily Money Class	.70%
Capital Reserves Class	.95%
Advisor B Class	1.20%
Advisor C Class	1.21%
Prime
Daily Money Class	.70%
Capital Reserves Class	.95%
Tax-Exempt
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

** If current fees were reflected as if they had been in effect throughout the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Advisor B Class
Actual	1.45%	$ 7.29
Hypothetical	1.45%	$ 7.38
Advisor C Class
Actual	1.45%	$ 7.29
Hypothetical	1.45%	$ 7.38

Annual Report

Treasury Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	83.4	66.7	78.8
31 - 90	0.0	6.3	3.2
91 - 180	16.6	9.0	5.0
181 - 397	0.0	18.0	13.0
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Treasury Fund	30 Days	55 Days	50 Days
All Taxable Money Market Funds Average*	41 Days	56 Days	57 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Treasury Obligations 32.0%	U.S. Treasury Obligations 35.2%
Repurchase Agreements 65.9%	Repurchase Agreements 64.6%
Net Other Assets 2.1%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

Annual Report

Treasury Fund

Investments October 31, 2004

Showing Percentage of Net Assets

U.S. Treasury Obligations - 32.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 15.9%
11/12/04	1.35%	$ 25,000	$ 24,990
2/17/05	1.71	25,000	24,873
2/17/05	1.73	30,000	29,845
3/10/05	1.90	20,000	19,865
3/24/05	1.95	25,000	24,808
3/31/05	1.96	20,000	19,838
3/31/05	1.97	45,000	44,633
4/7/05	2.00	20,000	19,827
4/21/05	2.02	40,000	39,621
4/28/05	2.05	40,000	39,599
4/28/05	2.10	25,000	24,743
			312,642
U.S. Treasury Bond - principal STRIPS - 1.0%
11/15/04	1.30	20,000	19,990
U.S. Treasury Bonds - 1.1%
11/15/04	1.01	21,400	21,486
U.S. Treasury Notes - 14.0%
11/15/04	1.07	25,000	25,045
11/15/04	1.12	25,000	25,064
11/15/04	1.14	27,000	27,048
11/15/04	1.15	25,000	25,063
11/15/04	1.16	25,000	25,044
11/15/04	1.20	23,625	23,666
11/15/04	1.32	8,000	8,014
11/15/04	1.36	23,000	23,050
11/30/04	1.11	20,000	20,014
11/30/04	1.24	20,000	20,012
11/30/04	1.41	20,000	20,009
2/28/05	1.25	23,625	23,643
3/31/05	1.50	8,000	8,003
			273,675
TOTAL U.S. TREASURY OBLIGATIONS			627,793
Repurchase Agreements - 65.9%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
9/23/04 due 11/10/04 At 1.72% (a)	$ 100,229	100,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated: - continued
10/29/04 due 11/1/04 At:
1.79% (a)	$ 48,062	$ 48,055
1.82% (a)	1,145,174	1,145,000
TOTAL REPURCHASE AGREEMENTS		1,293,055
TOTAL INVESTMENT PORTFOLIO - 97.9%		1,920,848
NET OTHER ASSETS - 2.1%		40,808
NET ASSETS - 100%		$ 1,961,656
Total Cost for Federal Income Tax Purposes $ 1,920,848
Legend
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement Counterparty	Value (000s)
$100,000,000 due 11/10/04 at 1.72%
ABN AMRO Bank, N.V. - New York Branch	$ 100,000

$48,055,000 due 11/1/04 at 1.79%
Barclays Capital Inc.	8,214
Credit Suisse First Boston LLC	17,844
Dresdner Kleinwort Wasserstein Securities LLC	14,162
State Street Bank and Trust Company	7,835
$ 48,055
Repurchase Agreement Counterparty	Value (000s)
$1,145,000,000 due 11/1/04 at 1.82%
Banc of America Securities LLC.	$ 73,664
Barclays Capital Inc.	343,244
Bear Stearns & Co. Inc.	312,040
Credit Suisse First Boston LLC	208,026
UBS Securities LLC	208,026
$ 1,145,000
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $48,000 all of which will expire on October 31, 2012.

A total of 27.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $1,293,055) (cost $1,920,848) - See accompanying schedule		$ 1,920,848
Receivable for investments sold		42,285
Receivable for fund shares sold		18,366
Interest receivable		8,072
Receivable from investment adviser for expense reductions		32
Total assets		1,989,603

Liabilities
Payable for fund shares redeemed	$ 26,242
Distributions payable	142
Accrued management fee	415
Distribution fees payable	730
Other affiliated payables	384
Other payables and accrued expenses	34
Total liabilities		27,947

Net Assets		$ 1,961,656
Net Assets consist of:
Paid in capital		$ 1,961,689
Undistributed net investment income		42
Accumulated undistributed net realized gain (loss) on investments		(75)
Net Assets		$ 1,961,656
Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,009,503 ÷ 1,009,629 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($673,727 ÷ 673,574 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($161,414 ÷ 161,443 shares) A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($117,012 ÷ 117,030 shares) A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2004

Investment Income
Interest		$ 26,879

Expenses
Management fee	$ 5,615
Transfer agent fees	4,522
Distribution fees	9,847
Accounting fees and expenses	224
Non-interested trustees' compensation	14
Custodian fees and expenses	11
Registration fees	668
Audit	44
Legal	10
Miscellaneous	21
Total expenses before reductions	20,976
Expense reductions	(2,156)	18,820
Net investment income		8,059
Net realized gain (loss) on investment securities		(53)
Net increase in net assets resulting from operations		$ 8,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,059	$ 10,458
Net realized gain (loss)	(53)	41
Net increase in net assets resulting from operations	8,006	10,499
Distributions to shareholders from net investment income	(8,067)	(10,458)
Share transactions - net increase (decrease)	(379,771)	(426,085)
Total increase (decrease) in net assets	(379,832)	(426,044)

Net Assets
Beginning of period	2,341,488	2,767,532
End of period (including undistributed net investment income of $42 and $0, respectively)	$ 1,961,656	$ 2,341,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.005	.013	.041	.053
Distributions from net investment income	(.005)	(.005)	(.013)	(.041)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.51%	.55%	1.28%	4.19%	5.48%
Ratios to Average Net AssetsB
Expenses before expense reductions	.75%	.75%	.73%	.77%	.75%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.69%
Net investment income	.50%	.56%	1.27%	4.08%	5.32%
Supplemental Data
Net assets, end of period (in millions)	$ 1,010	$ 1,151	$ 1,373	$ 1,452	$ 1,250

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.003	.010	.039	.051
Distributions from net investment income	(.003)	(.003)	(.010)	(.039)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.26%	.31%	1.03%	3.93%	5.22%
Ratios to Average Net AssetsB
Expenses before expense reductions	.99%	1.00%	.98%	1.02%	1.00%
Expenses net of voluntary waivers, if any	.95%	.94%	.95%	.95%	.94%
Expenses net of all reductions	.95%	.94%	.95%	.95%	.94%
Net investment income	.25%	.31%	1.04%	3.83%	5.12%
Supplemental Data
Net assets, end of period (in millions)	$ 674	$ 852	$ 946	$ 1,159	$ 1,175

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.001	.005	.034	.046
Distributions from net investment income	(.001)	(.001)	(.005)	(.034)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	.12%	.11%	.53%	3.42%	4.69%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.49%	1.50%	1.48%	1.51%	1.50%
Expenses net of voluntary waivers, if any	1.07%	1.15%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.07%	1.15%	1.45%	1.45%	1.44%
Net investment income	.12%	.12%	.52%	3.11%	4.56%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 229	$ 301	$ 238	$ 117

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.001	.005	.034	.046
Distributions from net investment income	(.001)	(.001)	(.005)	(.034)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	.12%	.11%	.52%	3.42%	4.69%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.50%	1.50%	1.48%	1.51%	1.51%
Expenses net of voluntary waivers, if any	1.10%	1.15%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.10%	1.15%	1.45%	1.45%	1.44%
Net investment income	.10%	.12%	.50%	3.22%	4.62%
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 110	$ 148	$ 107	$ 69

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	59.1	61.6	56.9
31 - 90	25.3	16.8	26.1
91 - 180	14.7	11.8	9.2
181 - 397	0.9	9.8	7.8
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Prime Fund	41 Days	54 Days	54 Days
All Taxable Money Market Funds Average*	41 Days	56 Days	57 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Commercial Paper 27.5%		Commercial Paper 25.6%
	Bank CDs, BAs, TDs, and Notes 48.6%		Bank CDs, BAs, TDs, and Notes 35.2%
	Government Securities 3.4%		Government Securities 11.3%
	Repurchase Agreements 20.9%		Repurchase Agreements 22.4%
	Other Investments 0.0%		Other Investments 5.3%
	Net Other Assets(dagger) (0.4)%		Net Other Assets 0.2%
* Foreign investments	30.9%	** Foreign investments	22.4%

(dagger) Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Prime Fund

Investments October 31, 2004

Showing Percentage of Net Assets

Certificates of Deposit - 29.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.8%
Washington Mutual Bank
11/12/04	1.65%	$ 20,000	$ 20,000
Washington Mutual Bank, California
1/27/05	1.90	50,000	50,001
Washington Mutual Bank, Seattle
11/10/04	1.65	25,000	25,000
			95,001
London Branch, Eurodollar, Foreign Banks - 13.3%
Barclays Bank PLC
11/8/04	1.79	200,000	200,000
11/10/04	1.25	75,000	75,000
2/3/05	1.95	25,000	24,997
2/28/05	1.93	100,000	100,000
Calyon
2/28/05	1.94	100,000	100,000
Credit Agricole Indosuez
11/2/04	1.25	100,000	100,000
12/31/04	1.27	100,000	100,000
Dresdner Bank AG
1/14/05	2.02	150,000	150,000
2/1/05	2.02	50,000	50,000
ING Bank NV
1/4/05	1.98	100,000	100,000
Landesbank Hessen-Thuringen
2/28/05	1.95	100,000	100,000
Nordea Bank Finland PLC
11/9/04	1.61	100,000	100,000
Societe Generale
1/5/05	1.19	50,000	50,000
1/6/05	1.29	50,000	50,000
3/7/05	2.00	150,000	150,000
Unicredito Italiano Spa
2/28/05	2.03	100,000	100,002
			1,549,999
New York Branch, Yankee Dollar, Foreign Banks - 15.5%
Banco Bilbao Vizcaya Argentaria SA
12/1/04	1.73 (c)	15,000	14,999
12/23/04	1.87 (c)	30,000	29,998
Bank of Scotland Treasury Services
11/29/04	1.71 (c)	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Barclays Bank PLC
11/26/04	1.86% (c)	$ 30,000	$ 29,994
BNP Paribas SA
11/22/04	1.83 (c)	120,000	119,961
Calyon
11/15/04	1.79 (c)	60,000	59,985
Canadian Imperial Bank of Commerce
11/15/04	1.92 (c)	85,000	85,000
11/29/04	1.90 (c)	50,000	49,992
Credit Agricole Indosuez
1/24/05	2.09 (c)	20,000	20,005
Deutsche Bank AG
12/3/04	1.76 (c)	90,000	90,000
12/16/04	1.20	50,000	50,000
HBOS Treasury Services PLC
11/3/04	1.80 (c)	100,000	100,000
12/4/04	1.77 (c)	150,000	150,000
Landesbank Baden-Wuerttemberg
11/26/04	1.68 (c)	90,000	89,985
11/30/04	1.71 (c)	10,000	9,996
12/6/04	1.75 (c)	15,000	14,998
Landesbank Hessen-Thuringen
1/5/05	1.95 (c)	30,000	29,991
Royal Bank of Scotland PLC
11/15/04	1.80 (c)	100,000	99,981
12/17/04	1.79 (c)	90,000	89,975
Societe Generale
11/8/04	1.77 (c)	45,000	44,995
11/12/04	1.79 (c)	45,000	45,000
11/18/04	1.82 (c)	95,000	94,979
UBS AG
1/5/05	1.94 (c)	200,000	199,932
Unicredito Italiano Spa
11/12/04	1.61 (c)	45,000	44,988
12/21/04	1.84 (c)	50,000	49,988
1/14/05	1.99 (c)	50,000	49,989
1/27/05	2.04 (c)	115,000	114,974
			1,804,705
TOTAL CERTIFICATES OF DEPOSIT			3,449,705
Commercial Paper - 27.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bank of America Corp.
3/16/05	2.06%	$ 115,000	$ 114,120
4/5/05	2.16	50,000	49,539
Bank of Ireland
3/8/05	2.03	100,000	99,293
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/2/04	1.79	300,000	299,985
11/4/04	1.80	25,000	24,996
1/24/05	2.09	15,000	14,927
1/25/05	2.09	70,000	69,656
Clipper Receivables LLC
11/8/04	1.80	40,000	39,986
Dorada Finance, Inc.
1/20/05	2.04	20,000	19,910
Dresdner U.S. Finance, Inc.
1/24/05	1.98	20,000	19,908
Edison Asset Securitization LLC
2/1/05	1.89	50,000	49,761
Emerald (MBNA Credit Card Master Note Trust)
11/16/04	1.76	50,000	49,964
12/15/04	1.90	52,000	51,880
General Electric Capital Corp.
1/11/05	1.82	50,000	49,823
1/12/05	1.82	50,000	49,820
1/13/05	1.82	50,000	49,818
2/1/05	1.89	100,000	99,522
2/9/05	1.89	50,000	49,740
General Electric Capital Services, Inc.
2/10/05	1.87	100,000	99,481
Giro Funding US Corp.
1/18/05	2.03	140,769	140,153
Grampian Funding Ltd.
11/3/04	1.48	70,000	69,994
11/10/04	1.48	25,000	24,991
1/13/05	2.03	100,000	99,590
2/18/05	1.93	55,000	54,682
Jupiter Securitization Corp.
11/1/04	1.80	50,829	50,829
K2 (USA) LLC
3/14/05	2.03	50,000	49,629
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Kitty Hawk Funding Corp.
2/15/05	1.89%	$ 10,000	$ 9,945
Morgan Stanley
11/1/04	1.89 (c)	385,000	385,000
Motown Notes Program
11/2/04	1.81	80,000	79,996
12/15/04	1.90	8,000	7,982
1/18/05	2.05	10,000	9,956
1/19/05	2.07	55,000	54,751
Newcastle (Discover Card Master Trust)
11/2/04	1.80	150,000	149,993
11/4/04	1.80	73,000	72,989
12/14/04	1.92	40,000	39,909
1/19/05	2.04	43,000	42,808
Paradigm Funding LLC
11/8/04	1.80 (c)	40,000	39,998
Park Granada LLC
11/1/04	1.83	100,000	100,000
11/5/04	1.83	100,000	99,980
11/8/04	1.68	132,000	131,957
11/9/04	1.85	100,000	99,959
1/19/05	2.05	45,000	44,799
Sheffield Receivables Corp.
11/26/04	1.88 (c)	35,000	34,999
TOTAL COMMERCIAL PAPER			3,197,018
Federal Agencies - 3.4%

Fannie Mae - 1.9%
Agency Coupons - 1.8%
2/14/05	1.93 (a)	30,000	29,967
3/29/05	1.40	100,000	100,000
5/3/05	1.40	25,000	25,000
5/13/05	1.59	50,000	50,000
			204,967
Discount Notes - 0.1%
12/10/04	1.35	15,000	14,978
			219,945
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - 1.5%
Agency Coupons - 1.5%
12/17/04	1.40%	$ 12,000	$ 11,996
1/19/05	1.99 (c)	20,000	19,997
2/25/05	1.40	100,000	100,000
3/11/05	1.44	39,950	39,950
			171,943
TOTAL FEDERAL AGENCIES			391,888
Master Notes - 3.0%

Bear Stearns Companies, Inc.
11/12/04	1.90 (d)	25,000	25,000
Goldman Sachs Group, Inc.
11/12/04	1.72 (c)(d)	133,000	133,000
1/6/05	2.04 (c)(d)	32,000	32,000
1/10/05	2.06 (c)(d)	7,000	7,000
2/14/05	2.13 (d)	69,000	69,000
4/12/05	2.12 (d)	80,000	80,000
TOTAL MASTER NOTES			346,000
Medium-Term Notes - 13.3%

Allstate Life Global Funding II
11/8/04	1.83 (b)(c)	10,000	10,000
11/15/04	1.86 (b)(c)	10,000	10,000
11/15/04	1.87 (b)(c)	10,000	10,000
American Express Credit Corp.
11/5/04	1.89 (c)	50,000	50,005
11/29/04	2.07 (c)	25,000	25,006
Australia & New Zealand Banking Group Ltd.
1/21/05	2.08 (c)	26,000	26,003
Bank of Scotland Treasury Services PLC
12/14/04	1.92 (b)(c)	25,000	25,006
Bank One NA, Chicago
12/29/04	1.94 (c)	30,000	30,008
Bayerische Landesbank Girozentrale
11/19/04	1.70 (c)	90,000	90,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Descartes Funding Trust
11/15/04	1.87% (c)	$ 20,000	$ 20,000
First Tennessee Bank NA, Memphis
11/5/04	1.67 (c)	60,000	59,998
11/26/04	1.84 (c)	10,000	10,001
12/1/04	1.79 (c)	30,000	30,009
GE Capital Assurance Co.
11/1/04	1.96 (c)(d)	25,000	25,000
General Electric Capital Corp.
11/1/04	1.96 (c)(d)	20,000	20,000
11/9/04	1.96 (c)	70,000	70,000
11/17/04	1.99 (c)	90,000	90,015
12/15/04	1.93 (c)	20,000	20,002
12/15/04	2.01 (c)	15,000	15,009
HBOS Treasury Services PLC
11/20/04	1.75 (b)(c)	10,000	10,005
12/24/04	1.96 (c)	85,000	85,000
Household Finance Corp.
11/18/04	1.82 (c)	40,000	40,041
12/16/04	1.98 (c)	15,000	15,014
M&I Marshall & Ilsley Bank
12/20/04	1.94 (c)	60,000	60,006
Morgan Stanley
11/1/04	1.92 (c)	14,000	14,000
11/4/04	1.84 (c)	20,000	20,000
11/15/04	1.87 (c)	33,000	33,000
11/15/04	1.99 (c)	31,500	31,537
11/29/04	1.96 (c)	57,000	57,003
National City Bank
12/1/04	1.71 (c)	75,000	74,987
Pacific Life Global Funding
11/4/04	1.83 (b)(c)	22,500	22,500
11/15/04	1.85 (c)	5,000	5,000
RACERS
11/22/04	1.91 (b)(c)	95,000	95,000
Royal Bank of Canada
11/10/04	1.84 (c)	10,000	10,000
SBC Communications, Inc.
6/5/05	2.49 (b)	25,000	25,247
SLM Corp.
11/1/04	1.87 (b)(c)	50,000	50,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Verizon Global Funding Corp.
12/15/04	1.99% (c)	$ 100,000	$ 100,001
Wells Fargo & Co.
11/2/04	1.86 (c)	35,000	35,000
11/15/04	1.84 (c)	110,000	110,000
Westpac Banking Corp.
12/13/04	1.85 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			1,549,403
Short-Term Notes - 2.7%

Hartford Life Insurance Co.
12/1/04	1.94 (c)(d)	20,000	20,000
Jackson National Life Insurance Co.
1/3/05	2.15 (c)(d)	25,000	25,000
Metropolitan Life Insurance Co.
11/1/04	1.85 (c)(d)	10,000	10,000
11/29/04	2.00 (b)(c)	15,000	15,000
1/3/05	2.20 (c)(d)	35,000	35,000
Monumental Life Insurance Co.
11/1/04	1.98 (c)(d)	18,000	18,000
11/1/04	2.01 (c)(d)	20,000	20,000
New York Life Insurance Co.
1/3/05	2.14 (c)(d)	75,000	75,000
Pacific Life Insurance Co.
12/10/04	2.01 (c)(d)	15,000	15,000
Transamerica Occidental Life Insurance Co.
11/1/04	1.86 (c)(d)	40,000	40,000
Travelers Insurance Co.
11/17/04	1.83 (c)(d)	15,000	15,000
11/20/04	1.83 (c)(d)	5,000	5,000
1/1/05	2.12 (c)(d)	25,000	25,000
TOTAL SHORT-TERM NOTES			318,000
Repurchase Agreements - 20.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 10/29/04 due 11/1/04 At:
1.89%	$ 64,991	$ 64,981
1.9%	1,035,164	1,035,000
With:
Citigroup Global Markets, Inc. At:
1.94%, dated 10/29/04 due 11/1/04:
(Collateralized by Commercial Paper Obligations with principal amounts of $409,513,994, 0% - 2.08%, 11/10/04 - 2/22/05)	400,065	400,000
(Collateralized by Corporate Obligations with principal amounts of $82,213,441, 2.12% - 9.25%, 12/15/04 - 12/25/34)	81,013	81,000
1.99%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $100,512,739, 1.8% - 9.25%, 7/13/05 - 10/25/34)	100,017	100,000
Goldman Sachs & Co. At:
1.87%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $214,739,290, 5.24% - 6%, 9/25/34 - 11/12/35)	204,540	204,000
1.9%, dated 9/22/04 due 11/12/04 (Collateralized by Equity Securities with market value of $52,500,029)	50,135	50,000
2.03%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $7,300,576, 5.5%, 10/1/14)	7,001	7,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Lehman Brothers, Inc. At:
1.96%, dated 10/29/04 due 11/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $191,332,336, 0.68% - 3.81%, 11/21/11 - 9/25/42)	$ 150,025	$ 150,000
2%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $13,246,000, 1% - 5%, 12/1/07 - 5/16/23 and Equity Securities with market value of $338,905,170)	337,056	337,000
TOTAL REPURCHASE AGREEMENTS		2,428,981
TOTAL INVESTMENT PORTFOLIO - 100.4%		11,680,995
NET OTHER ASSETS - (0.4)%		(48,039)
NET ASSETS - 100%		$ 11,632,956
Total Cost for Federal Income Tax Purposes $ 11,680,995
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $272,758,000 or 2.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $694,000,000 or 6.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 1.9%, 11/12/04	10/7/04	$ 25,000
GE Capital Assurance Co. 1.96%, 11/1/04	7/30/04	$ 25,000
General Electric Capital Corp. 1.96%, 11/1/04	4/1/04	$ 20,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 1.72%, 11/12/04	8/11/04	$ 133,000
2.04%, 1/6/05	7/6/04	$ 32,000
2.06%, 1/10/05	7/8/04	$ 7,000
2.12%, 4/12/05	9/14/04	$ 80,000
2.13%, 2/14/05	9/30/04	$ 69,000
Hartford Life Insurance Co. 1.94%, 12/1/04	12/16/03	$ 20,000
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 1.85%, 11/1/04	2/24/03	$ 10,000
2.2%, 1/3/05	3/26/02	$ 35,000
Monumental Life Insurance Co.: 1.98%, 11/1/04	7/31/98 - 9/17/98	$ 18,000
2.01%, 11/1/04	3/12/99	$ 20,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02	$ 75,000
Pacific Life Insurance Co 2.01%, 12/10/04	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 1.86%, 11/1/04	4/28/00	$ 40,000
Travelers Insurance Co.: 1.83%, 11/17/04	5/10/04	$ 15,000
1.83%, 11/20/04	8/19/04	$ 5,000
2.12%, 1/1/05	3/26/04	$ 25,000
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $381,000 all of which will expire on October 31, 2012.

A total of 3.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $2,428,981) (cost $11,680,995) - See accompanying schedule		$ 11,680,995
Cash		75
Receivable for fund shares sold		207,031
Interest receivable		17,079
Receivable from investment adviser for expense reductions		127
Other affiliated receivables		15
Total assets		11,905,322

Liabilities
Payable for fund shares redeemed	$ 263,577
Distributions payable	273
Accrued management fee	2,422
Distribution fees payable	3,821
Other affiliated payables	2,144
Other payables and accrued expenses	129
Total liabilities		272,366

Net Assets		$ 11,632,956
Net Assets consist of:
Paid in capital		$ 11,633,107
Undistributed net investment income		231
Accumulated undistributed net realized gain (loss) on investments		(382)
Net Assets		$ 11,632,956
Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,905,612 ÷ 4,905,754 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($6,727,344 ÷ 6,727,256 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2004

Investment Income
Interest		$ 141,448

Expenses
Management fee	$ 26,862
Transfer agent fees	21,514
Distribution fees	41,785
Accounting fees and expenses	888
Non-interested trustees' compensation	63
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	155
Registration fees	2,546
Audit	79
Legal	29
Miscellaneous	81
Total expenses before reductions	94,008
Expense reductions	(3,911)	90,097
Net investment income		51,351
Net realized gain (loss) on investment securities		(381)
Net increase in net assets resulting from operations		$ 50,970

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,351	$ 51,549
Net realized gain (loss)	(381)	328
Net increase in net assets resulting from operations	50,970	51,877
Distributions to shareholders from net investment income	(51,369)	(51,549)
Share transactions - net increase (decrease)	1,944,179	(261,355)
Total increase (decrease) in net assets	1,943,780	(261,027)

Net Assets
Beginning of period	9,689,176	9,950,203
End of period (including undistributed net investment income of $231 and $0, respectively)	$ 11,632,956	$ 9,689,176

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.006	.014	.043	.056
Distributions from net investment income	(.006)	(.006)	(.014)	(.043)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.61%	.65%	1.39%	4.42%	5.79%
Ratios to Average Net AssetsB
Expenses before expense reductions	.73%	.73%	.72%	.74%	.76%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.69%
Net investment income	.62%	.65%	1.38%	4.28%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 4,906	$ 4,744	$ 5,151	$ 5,455	$ 4,775

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.004	.011	.041	.054
Distributions from net investment income	(.004)	(.004)	(.011)	(.041)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.36%	.40%	1.14%	4.16%	5.53%
Ratios to Average Net AssetsB
Expenses before expense reductions	.99%	.97%	.97%	.99%	1.00%
Expenses net of voluntary waivers, if any	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.95%	.95%	.95%	.95%	.94%
Net investment income	.37%	.40%	1.14%	4.00%	5.41%
Supplemental Data
Net assets, end of period (in millions)	$ 6,727	$ 4,945	$ 4,799	$ 5,335	$ 3,892

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	91.1	77.4	73.6
31 - 90	1.9	13.6	8.5
91 - 180	0.9	6.9	4.6
181 - 397	6.1	2.1	13.3
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Tax-Exempt Fund	25 Days	27 Days	51 Days
All Tax-Free Money Market Funds Average*	36 Days	35 Days	48 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
Variable Rate Demand Notes (VRDNs) 85.4%	Variable Rate Demand Notes (VRDNs) 72.7%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 7.0%
Tender Notes and Bonds 1.1%	Tender Notes and Bonds 8.4%
Municipal Notes 5.1%	Municipal Notes 5.6%
Municipal Bonds 0.3%	Municipal Bonds 3.2%
Fidelity Tax-Free Cash Central Fund 2.1%	Fidelity Tax-Free Cash Central Fund 4.0%
Net Other Assets 1.4%	Net Other Assets** (0.9)%

**Net Other Assets are not included in pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.8% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 10,000	$ 10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	2,600	2,600
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.91%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.8% (Liquidity Facility Danske Bank AS) (b)(d)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
		22,600
Alaska - 0.9%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,815	5,815
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,135	3,135
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	5,700	5,700
		20,405
Arizona - 1.2%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B:
1.35% 1/5/05, LOC Dexia Cr. Local de France, CP	2,400	2,400
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	1,000	1,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,745	$ 1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series ROC II R1003, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,995	3,995
Series SG 03 160, 1.8% (Liquidity Facility Societe Generale) (b)(d)	3,600	3,600
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.77%, LOC Bank of America NA, VRDN (b)	6,000	6,000
		26,335
California - 13.0%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	7,915	7,915
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 1.79% (Liquidity Facility Citibank NA, New York) (b)(d)	6,930	6,930
Series FRRI 03 L11, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,200	4,200
Series FRRI 03 L12, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,200	2,200
Series Putters 395, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,175	5,175
California Gen. Oblig.:
Participating VRDN:
Series LB 04 L71J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,200	6,200
Series Putters 132, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,490	2,490
Series Putters 245, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series Putters 556Z, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,450	7,450
RAN 3% 6/30/05	45,700	46,076
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A9, 1.78%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	$ 20,000	$ 20,000
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.79% (Liquidity Facility Citibank NA, New York) (b)(d)	14,300	14,300
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.8%, VRDN (b)	2,200	2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,185	3,185
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,420	5,420
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,980	9,980
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.95%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.79% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900	4,900
Series PT 1763, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000	8,000
Series PT 1855, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,280	7,280
Series PT 2196, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,700	9,700
Series Putters 487, 1.79% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	12,800	12,800
Series Putters 488, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,490	13,490
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	5,995	5,995
Poway Unified School District Participating VRDN Series PT 1889, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,100	1,100
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,970	6,970
San Diego Unified School District Participating VRDN Series MS 01 847, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	4,230	4,230
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,995	$ 6,995
Santa Rosa High School District Participating VRDN Series PT 2193, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,380	4,380
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	4,640	4,640
Series PA 1168, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,120	10,120
Series PT 1859, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,640	6,640
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series PT 2335, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,410	5,410
		282,786
Colorado - 0.9%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.91%, LOC Bank One NA, Chicago, VRDN (b)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.78% (Liquidity Facility Bank One NA), VRDN (b)	2,000	2,000
(Sisters of Charity Leavenworth Proj.) 1.77%, VRDN (b)	2,000	2,000
Colorado Hsg. & Fin. Auth. Series 2001 AA3 Class I, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,640	3,640
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.81% (Liquidity Facility Societe Generale) (b)(d)	6,800	6,800
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	2,840	2,840
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.87%, VRDN (b)	1,300	1,300
		19,580
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.01%, VRDN (b)	3,500	3,500
Series 1999 A, 2.02%, VRDN (b)	1,400	1,400
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.78%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,545	4,545
		9,445
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - 0.3%
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.85% (AMBAC Insured), VRDN (b)	$ 3,575	$ 3,575
(Defenders of Wildlife Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	2,750	2,750
		6,325
Florida - 5.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	1,040	1,040
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 1.77%, LOC Freddie Mac, VRDN (b)	3,170	3,170
Clay County Utils. Sys. Rev. Series 2003 A, 1.77%, LOC Bank of America NA, VRDN (b)	6,415	6,415
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.79% (Liquidity Facility Societe Generale) (b)(d)	1,210	1,210
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 1.76%, LOC Freddie Mac, VRDN (b)	4,230	4,230
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000	13,000
Series EGL 01 0905, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	10,200	10,200
Series PA 969, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,095	3,095
Series PT 1223, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.75% (Liquidity Facility Societe Generale) (b)(d)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.81% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 1.85%, VRDN (b)	$ 2,700	$ 2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 1.83%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.79%, VRDN (b)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,085	2,085
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,455	1,455
Palm Beach County Rev. (Planned Parenthood Proj.) 1.8%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.875%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 1.8% (MBIA Insured), VRDN (b)	10,000	10,000
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	2,800	2,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.77%, LOC Fannie Mae, VRDN (b)	4,415	4,415
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	3,630	3,630
		122,450
Georgia - 3.3%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 1.78% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	5,100	5,100
Series SGA 145, 1.82% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.82% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 3,000	$ 3,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	10,750	10,750
Georgia Gen. Oblig. Participating VRDN Series Putters 493, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	24,400	24,400
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 B, 1.78% tender 11/12/04, LOC JPMorgan Chase Bank, CP mode	7,100	7,100
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.77%, LOC Wachovia Bank NA, VRDN (b)	3,315	3,315
		71,665
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,395	2,395
Series PT 2301, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,310	3,310
		5,705
Illinois - 6.6%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.86% (Liquidity Facility Bank of America NA) (b)(d)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.91% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500	2,500
Series PT 1592, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,890	5,890
Series PT 2361, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,705	2,705
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285	1,285
Series MT 30, 1.8% (Liquidity Facility BNP Paribas SA) (b)(d)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN: - continued
Series PA 591, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,305	$ 5,305
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.05%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Lyric Opera of Chicago Proj.) 1.77%, LOC Bank One NA, Chicago, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	19,800	19,800
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 0060, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	4,690	4,690
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 2131, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,760	7,760
Series Putters 133, 1.8% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,355	4,355
Series Putters 409, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,895	2,895
Series 2003 B, 1.75% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	11,500	11,500
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 1.76%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
(Resurrection Health Care Proj.) Series 1999 B, 1.77% (FSA Insured), VRDN (b)	5,000	5,000
(Swedish Covenant Hosp. Proj.) Series 2003 A, 1.79%, LOC Lasalle Bank NA, VRDN (b)	1,225	1,225
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.84% (Liquidity Facility Bank of America NA) (b)(d)	2,000	2,000
Series BA 04 A, 1.8% (Liquidity Facility Bank of America NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600	1,600
Series Merlots 01 A86, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,775	3,775
Series Merlots 01 A93, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,665	3,665
Series Merlots 02 A24, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,975	4,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series SGB 10, 1.81% (Liquidity Facility Societe Generale) (b)(d)	$ 7,745	$ 7,745
Series SGB 19, 1.81% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 896, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,111	1,111
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.16%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	3,075	3,075
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.89%, LOC Bank One NA, Chicago, VRDN (b)	3,120	3,120
		144,696
Indiana - 4.2%
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,545	5,545
Indiana Dev. Fin. Auth. Rev. (Indiana Historical Society Proj.) 1.77%, LOC Bank One NA, Chicago, VRDN (b)	14,900	14,900
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.79%, LOC Bank One NA, Chicago, VRDN (b)	8,630	8,630
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series 2003 I, 1.79% (Liquidity Facility Bank of Nova Scotia New York Agcy.), VRDN (b)	20,000	20,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series E1, 1.2% 1/6/05	4,330	4,330
Indiana Trans. Fin. Auth. Hwy.:
Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (b)(d)(e)	2,000	2,000
Participating VRDN:
Series Merlots B21, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,165	4,165
Series PT 2296, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 6,595	$ 6,595
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Purdue Univ. Rev. Series 2004 S, 1.78%, VRDN (b)	2,825	2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.87%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L2, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Series 1985 L3, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
		91,720
Iowa - 0.2%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,365	3,365
Kansas - 0.1%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.8% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Kentucky - 1.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.73% tender 12/9/04, CP mode	4,500	4,500
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series PT 2160, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,920	1,920
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.77%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.93% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,350	1,350
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.73% tender 12/9/04, CP mode	5,500	5,500
		26,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,065	$ 4,065
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.8% tender 11/18/04, CP mode	2,100	2,100
		6,165
Maine - 0.4%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.77% (AMBAC Insured), VRDN (b)	5,000	5,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000	3,000
Series Putters 546, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,070	1,070
		9,070
Maryland - 0.6%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.8% tender 11/15/04, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.78% tender 11/3/04, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series MS 829, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,400	1,400
		13,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 1.79% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Series 2001 C, 1.78% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		6,200
Michigan - 3.8%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.84%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
Series PT 1844, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,965	3,965
Series PT 2158, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,200	1,200
Series SGB 47, 1.81% (Liquidity Facility Societe Generale) (b)(d)	5,110	5,110
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 1.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,400	6,400
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	17,235	17,235
Series Stars 101, 1.79% (Liquidity Facility BNP Paribas SA) (b)(d)	1,710	1,710
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 1.79% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 1.78%, LOC Standard Fed. Bank, VRDN (b)	2,000	2,000
1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,000	12,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.2%, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.): - continued
2.5%, VRDN (b)	$ 1,700	$ 1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,910	2,910
		82,800
Minnesota - 1.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	3,100	3,100
Series MS 953, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Series ROC II 99 4, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 1.79%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.85%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series A, 5% 1/1/05	2,510	2,526
		34,261
Mississippi - 0.8%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.74%, VRDN (b)	17,000	17,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,100	1,100
		18,100
Missouri - 0.6%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.79%, VRDN (b)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	2,700	2,700
		13,450
Nebraska - 0.4%
Lincoln San. Swr. Rev. 1.6% 11/5/04 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Nebraska Pub. Pwr. District Rev. Series A, 1.6% 11/5/04, CP	4,000	4,000
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000	2,000
		8,000
Nevada - 0.1%
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.81% (Liquidity Facility Societe Generale) (b)(d)	2,500	2,500
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.79%, LOC Suntrust Bank, VRDN (b)	7,990	7,990
New Hampshire Health & Ed. Facilities Auth. Rev. RAN (Proctor Academy Proj.) Series J, 3% 4/28/05	1,500	1,508
		9,498
New Jersey - 2.7%
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1556, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,500	1,500
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,200	22,200
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series PA 614, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
Series PT 747, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PT 1204, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 1,500	$ 1,500
Series PT 1751, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series PT 2402, 1.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,900	3,900
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	1,685	1,685
		58,110
New Mexico - 0.5%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
New York - 5.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,345	6,345
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1098, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 04 41 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	15,005	15,005
Series PA 1083, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,545	13,545
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.83% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,800	3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.78% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series EGL 04 33 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	8,500	8,500
Series EGL 04 36 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	3,400	3,400
Series EGL 04 37 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	2,640	2,640
Series PA 523, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Series PT 2114, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1, 1.79% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	$ 18,300	$ 18,300
New York State Dorm. Auth. Revs. Participating VRDN Series Stars 04 76, 1.78% (Liquidity Facility BNP Paribas SA) (b)(d)	5,520	5,520
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MSDW 00 319, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	3,760	3,760
Series PT 2025, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 304, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,995	1,995
		112,770
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	1,400	1,400
North Carolina - 1.3%
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.78%, LOC Wachovia Bank NA, VRDN (b)	5,800	5,800
North Carolina Cap. FacilitiesFinance Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 1.8%, LOC Branch Banking And Trust Co., VRDN (b)	5,800	5,800
(Greensboro College Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	7,600	7,600
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,200	1,200
Series PT 2115, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,455	5,455
		27,855
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.6%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,910	$ 3,910
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.86%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,440	6,440
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,630	12,630
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 1.82%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 1.82%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,800	2,800
Series B, 1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 1.79%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,560	2,560
		34,240
Oklahoma - 0.6%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.78% (AMBAC Insured), VRDN (b)	13,600	13,600
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,500	6,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.9% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,300	4,300
		10,800
Pennsylvania - 7.4%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,800	2,800
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.8% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.8%, LOC Allied Irish Banks PLC, VRDN (b)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Middletown Area School District Gen. Oblig. 1.79% (FSA Insured), VRDN (b)	$ 12,000	$ 12,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series 2001 B, 1.75% tender 3/4/05, LOC Wachovia Bank NA, CP mode	3,000	3,000
(Gaudenzia Foundation, Inc. Prog.) 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,520	4,520
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.82% (Liquidity Facility Societe Generale) (b)(d)	5,700	5,700
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.79%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,835	2,835
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,750	2,750
Series Putters 371Z, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN:
Series Putters 366Z, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series ROC II R1005, 1.8% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,705	1,705
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 1.81%, tender 11/5/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Auth. for Indl. Dev. Revs. (Pennsylvania Academy of Fine Arts Proj.) 1.79%, LOC Wachovia Bank NA, VRDN (b)	11,275	11,275
Philadelphia Gas Works Rev. Participating VRDN Series PT 1144, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
TRAN 3% 6/30/05	$ 9,640	$ 9,722
Philadelphia School District TRAN 3% 6/30/05	9,200	9,283
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 K, 1.79% (AMBAC Insured), VRDN (b)	19,800	19,800
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		160,520
South Carolina - 0.7%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.82%, LOC Bank of America NA, VRDN (b)	5,950	5,950
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.81% (Liquidity Facility Citibank NA) (b)(d)	4,585	4,585
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.9% tender 11/9/04, CP mode	2,500	2,500
		14,035
Tennessee - 1.3%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,800	2,800
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.77%, LOC Bank of America NA, VRDN (b)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,100	2,100
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 1.77%, LOC Freddie Mac, VRDN (b)	13,425	13,425
		29,125
Texas - 16.0%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 4,995	$ 4,995
Dallas Independent School District Participating VRDN Series PT 2210, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,365	7,365
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.82% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
El Paso Gen. Oblig. 1.75% 11/15/04, CP	15,000	15,000
Granbury Independent School District Participating VRDN Series SG 129, 1.8% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900	6,900
Series MSTC 01 126 Class A, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000	26,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.81% (MBIA Insured), VRDN (b)	3,500	3,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000	9,000
Series SG 03 161, 1.81% (Liquidity Facility Societe Generale) (b)(d)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,525	5,525
Series ROC II 2084, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,520	2,520
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 1.8% (Liquidity Facility DEPFA BANK PLC) (b)(d)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN: - continued
Series ROC II R242, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 3,875	$ 3,875
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	5,650	5,650
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,145	9,145
Series PT 2243, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,175	7,175
Hunt Memorial Hosp. District Rev. Series 1998, 1.82% (FSA Insured), VRDN (b)	4,670	4,670
Katy Independent School District Series 2004 C, 1.77% (Permanent School Fund of Texas Guaranteed), VRDN (b)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,265	4,265
Northside Independent School District Participating VRDN Series PT 2329, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,645	4,645
Pearland Independent School District Participating VRDN Series SG 106, 1.8% (Liquidity Facility Societe Generale) (b)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,680	1,680
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.75%, VRDN (b)	2,220	2,220
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.81% (Liquidity Facility Societe Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.82% (Liquidity Facility Societe Generale) (b)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,645	6,645
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	9,995	9,995
Series SG 101, 1.8% (Liquidity Facility Societe Generale) (b)(d)	2,700	2,700
Series SG 104, 1.8% (Liquidity Facility Societe Generale) (b)(d)	12,250	12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Participating VRDN:
Series SG 105, 1.8% (Liquidity Facility Societe Generale) (b)(d)	$ 11,700	$ 11,700
1.78% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.81%, tender 11/5/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 1.8% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,995	7,995
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.77%, LOC Freddie Mac, VRDN (b)	15,750	15,750
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 0026, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	2,400	2,400
Series LB 04 L61J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,375	18,375
Series LB 04 L62J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,600	3,600
Series LB 04 L66, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,100	2,100
TRAN 3% 8/31/05	43,100	43,592
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,360	4,360
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.75% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
		347,997
Utah - 2.6%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 1.77%, LOC Cr. Suisse First Boston Bank, VRDN (b)	9,350	9,350
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN: - continued
Series MS 00 409, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,535	$ 1,535
Series MS 175, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	16,495	16,495
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.79%, LOC Bank One NA, Chicago, VRDN (b)	3,730	3,730
Salt Lake City Assessment Rev. (Gateway Proj.) 1.77%, LOC Citibank NA, New York, VRDN (b)	1,500	1,500
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,365	6,365
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc./BritishPetroleum Co.) Series 1994, 1.74%, VRDN (b)	5,500	5,500
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
		56,125
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.78%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Virginia - 2.1%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,600	1,600
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.52% tender 11/3/04, CP mode	3,400	3,400
1.65% tender 11/15/04, CP mode	1,000	1,000
1.75% tender 12/15/04, CP mode	4,000	4,000
1.75% tender 12/16/04, CP mode	1,000	1,000
1.75% tender 12/17/04, CP mode	4,000	4,000
1.83% tender 12/8/04, CP mode	4,000	4,000
Series 1987, 1.85% tender 1/14/05, CP mode	500	500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	$ 4,300	$ 4,300
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.78%, VRDN (b)	17,350	17,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,300	2,300
		44,750
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,330	5,330
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Port of Seattle Rev. Series 2001 A1, 1.78% 3/4/05, LOC Bank of America NA, CP	11,490	11,490
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	3,980	3,980
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.82%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 509, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Series SGA 35, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Series SGB 09, 1.81% (Liquidity Facility Societe Generale) (b)(d)	900	900
Series SGB 11, 1.81% (Liquidity Facility Societe Generale) (b)(d)	4,595	4,595
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 3,000	$ 3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	2,715	2,715
		63,505
Wisconsin - 2.3%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,800	2,800
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,585	3,585
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.87%, VRDN (b)	7,600	7,600
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,495	2,495
Series MS 901, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,245	5,245
Series PT 967, 1.8% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,560	5,560
Series Putters 399, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,245	3,245
(Aurora Health Care, Inc. Proj.) Series C, 1.76%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Agcy., VRDN (b)	11,000	11,000
		50,455
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 1.74% (a)(c)	46,222,200	$ 46,222
TOTAL INVESTMENT PORTFOLIO - 98.6%		2,146,710
NET OTHER ASSETS - 1.4%		31,126
NET ASSETS - 100%		$ 2,177,836
Total Cost for Federal Income Tax Purposes $ 2,146,710
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,995,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,840
Security	Acquisition Date	Cost (000s)
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,980
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,075
Income Tax Information
The fund hereby designates approximately $263,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended October 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 1.13% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004

Assets
Investment in securities, at value (cost $2,146,710) - See accompanying schedule		$ 2,146,710
Cash		9,392
Receivable for investments sold		5,701
Receivable for fund shares sold		41,063
Interest receivable		7,181
Receivable from investment adviser for expense reductions		33
Other receivables		11
Total assets		2,210,091

Liabilities
Payable for investments purchased	$ 5,660
Payable for fund shares redeemed	25,295
Distributions payable	71
Accrued management fee	439
Distribution fees payable	327
Other affiliated payables	365
Other payables and accrued expenses	98
Total liabilities		32,255

Net Assets		$ 2,177,836
Net Assets consist of:
Paid in capital		$ 2,177,269
Undistributed net investment income		124
Accumulated undistributed net realized gain (loss) on investments		443
Net Assets		$ 2,177,836

Daily Money Class: Net Asset Value, offering price and redemption price per share ($625,134 ÷ 624,674 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($503,612 ÷ 503,244 shares)		$ 1.00

Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($1,049,090 ÷ 1,048,691 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2004

Investment Income
Interest		$ 20,321

Expenses
Management fee	$ 4,298
Transfer agent fees	3,455
Distribution fees	3,486
Accounting fees and expenses	195
Non-interested trustees' compensation	10
Custodian fees and expenses	32
Registration fees	398
Audit	37
Legal	10
Miscellaneous	12
Total expenses before reductions	11,933
Expense reductions	(940)	10,993
Net investment income		9,328
Net realized gain (loss) on investment securities		443
Net increase in net assets resulting from operations		$ 9,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,328	$ 7,199
Net realized gain (loss)	443	627
Net increase in net assets resulting from operations	9,771	7,826
Distributions to shareholders from net investment income	(9,329)	(7,199)
Share transactions - net increase (decrease)	768,545	210,218
Total increase (decrease) in net assets	768,987	210,845

Net Assets
Beginning of period	1,408,849	1,198,004
End of period (including undistributed net investment income of $124 and $0, respectively)	$ 2,177,836	$ 1,408,849

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.005	.010	.026	.034
Distributions from net investment income	(.005)	(.005)	(.010)	(.026)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.47%	.52%	.98%	2.66%	3.47%
Ratios to Average Net AssetsB
Expenses before expense reductions	.74%	.74%	.73%	.77%	.77%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.69%	.68%	.66%	.67%	.69%
Net investment income	.49%	.52%	.98%	2.59%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 625	$ 544	$ 576	$ 575	$ 467

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.003	.007	.024	.032
Distributions from net investment income	(.002)	(.003)	(.007)	(.024)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.23%	.30%	.72%	2.40%	3.21%
Ratios to Average Net AssetsB
Expenses before expense reductions	.99%	.99%	.98%	1.02%	1.02%
Expenses net of voluntary waivers, if any	.94%	.93%	.95%	.95%	.94%
Expenses net of all reductions	.93%	.91%	.91%	.92%	.94%
Net investment income	.25%	.29%	.72%	2.33%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 504	$ 369	$ 367	$ 298	$ 221

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax-Free Money Market Fund

Years ended October 31,	2004	2003	2002	2001D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.008	.012	.008
Distributions from net investment income	(.007)	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%	.49%	.49%	.53%A
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%A
Expenses net of all reductions	.44%	.43%	.41%	.42%A
Net investment income	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,049	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Note Purchase Agreements. Tax-Exempt, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund is committed to purchase up to $3,300 of notes with a fixed coupon of 1.95% and maturing on August 31,2005.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury: Daily Money Class	.00%	.25%	$ 2,892	$ 73
Capital Reserves Class	.25%	.25%	3,936	42
Advisor B Class	.75%	.25%	1,885	1,414
Advisor C Class	.75%	.25%	1,134	536
			$ 9,847	$ 2,065
Prime: Daily Money Class	.00%	.25%	$ 11,938	477
Capital Reserves Class	.25%	.25%	29,847	1,169
			$ 41,785	$ 1,646
Tax-Exempt: Daily Money Class	.00%	.25%	$ 1,371	$ 38
Capital Reserves Class	.25%	.25%	2,115	320
			$ 3,486	$ 358

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC, receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class*	$ 1,183
Advisor C Class*	49
Prime
Daily Money Class	8

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Amount
Treasury - Daily Money Class	$ 2,354
Treasury - Capital Reserves Class	1,562
Treasury - Advisor B Class	377
Treasury - Advisor C Class	229
$ 4,522
Prime - Daily Money Class	$ 9,482
Prime - Capital Reserves Class	12,032
$ 21,514
Tax-Exempt - Daily Money Class	$ 1,095
Tax-Exempt - Capital Reserves Class	834
Tax-Exempt - Fidelity Tax-Free Money Market Fund	1,526
$ 3,455

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Tax-Exempt	$ 385

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)
Prime	Lender	$ 16,062	1.25%	$ 11

4. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser

Treasury
Daily Money Class	.70%	$ 551
Capital Reserves Class	.95%	335
Advisor B Class	1.45%	82
Advisor C Class	1.45%	51

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Expense Reductions - continued

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 1,647
Capital Reserves Class	.95%	2,261
Tax-Exempt
Daily Money Class	.70%	$ 227
Capital Reserves Class	.95%	162
Fidelity Tax-Free Money Market Fund	.45%	328

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Treasury
Capital Reserves Class	$ 25
Advisor B Class	710
Advisor C Class	402
Tax-Exempt
Capital Reserves Class	39

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Prime	$ 3	$ -	$ -
Tax-Exempt	32	-	67
Daily Money Class		26
Capital Reserves Class		21
Fidelity Tax-Free Money Market Fund		38

Annual Report

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2004	2003
From net investment income
Treasury - Daily Money Class	$ 5,764	$ 7,139
Treasury - Capital Reserves Class	1,933	2,848
Treasury - Advisor B Class	230	318
Treasury - Advisor C Class	140	153
Total	$ 8,067	$ 10,458
Prime - Daily Money Class	$ 29,072	$ 32,365
Prime - Capital Reserves Class	22,297	19,184
Total	$ 51,369	$ 51,549
Tax-Exempt - Daily Money Class	$ 2,634	$ 3,004
Tax-Exempt - Capital Reserves Class	1,042	1,107
Tax-Exempt - Fidelity Tax-Free Money Market Fund	5,653	3,088
Total	$ 9,329	$ 7,199

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2004	2003
Treasury - Daily Money Class Shares sold	3,977,463	3,474,092
Reinvestment of distributions	5,453	6,704
Shares redeemed	(4,124,493)	(3,702,610)
Net increase (decrease)	(141,577)	(221,814)
Treasury - Capital Reserves Class Shares sold	2,816,688	3,593,015
Reinvestment of distributions	1,361	1,495
Shares redeemed	(2,996,311)	(3,688,762)
Net increase (decrease)	(178,262)	(94,252)
Treasury - Advisor B Class Shares sold	122,017	170,971
Reinvestment of distributions	207	287
Shares redeemed	(189,312)	(243,286)
Net increase (decrease)	(67,088)	(72,028)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Share Transactions - continued

	Years ended October 31,
	2004	2003
Treasury - Advisor C Class Shares sold	167,255	166,562
Reinvestment of distributions	131	142
Shares redeemed	(160,230)	(204,695)
Net increase (decrease)	7,156	(37,991)
Prime - Daily Money Class Shares sold	16,151,708	13,440,780
Reinvestment of distributions	28,148	31,172
Shares redeemed	(16,017,854)	(13,879,067)
Net increase (decrease)	162,002	(407,115)
Prime - Capital Reserves Class Shares sold	30,759,295	21,212,788
Reinvestment of distributions	21,526	18,308
Shares redeemed	(28,998,644)	(21,085,336)
Net increase (decrease)	1,782,177	145,760
Tax-Exempt - Daily Money Class Shares sold	2,074,164	1,853,775
Reinvestment of distributions	2,423	2,816
Shares redeemed	(1,995,886)	(1,888,928)
Net increase (decrease)	80,701	(32,337)
Tax-Exempt - Capital Reserves Class Shares sold	1,984,368	1,527,365
Reinvestment of distributions	965	1,012
Shares redeemed	(1,851,078)	(1,526,698)
Net increase (decrease)	134,255	1,679
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	3,007,673	1,520,746
Reinvestment of distributions	5,599	3,078
Shares redeemed	(2,459,683)	(1,282,948)
Net increase (decrease)	553,589	240,876

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund, and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 298 funds advised by FMR or an affiliate. Mr. McCoy oversees 300 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Fund (2001), Prime Fund (2001), and Tax-Exempt Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy R. Huyck (40)

Year of Election or Appointment: 2004

Vice President of Treasury Fund. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck managed a variety of Fidelity funds.

Robert A. Litterst (45)

Year of Election or Appointment: 2002

Vice President of Prime Fund. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of Tax-Exempt Fund. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig managed a variety of Fidelity Funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-ANN-1204 389842
1.538749.107

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Daily Money
Actual	$ 1,000.00	$ 1,002.90	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.44	$ 3.56
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Capital Reserves
Actual	$ 1,000.00	$ 1,001.60	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 4.84
Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,004.20	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.71	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Daily Money	.70%
Capital Reserves	.95%
Tax-Free Money Market Fund	.45%

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	91.1	77.4	73.6
31 - 90	1.9	13.6	8.5
91 - 180	0.9	6.9	4.6
181 - 397	6.1	2.1	13.3
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Tax-Exempt Fund	25 Days	27 Days	51 Days
All Tax-Free Money Market Funds Average*	36 Days	35 Days	48 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
Variable Rate Demand Notes (VRDNs) 85.4%	Variable Rate Demand Notes (VRDNs) 72.7%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 7.0%
Tender Notes and Bonds 1.1%	Tender Notes and Bonds 8.4%
Municipal Notes 5.1%	Municipal Notes 5.6%
Municipal Bonds 0.3%	Municipal Bonds 3.2%
Fidelity Tax-Free Cash Central Fund 2.1%	Fidelity Tax-Free Cash Central Fund 4.0%
Net Other Assets 1.4%	Net Other Assets** (0.9)%

**Net Other Assets are not included in pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.8% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 10,000	$ 10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	2,600	2,600
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.91%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.8% (Liquidity Facility Danske Bank AS) (b)(d)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
		22,600
Alaska - 0.9%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,815	5,815
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,135	3,135
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	5,700	5,700
		20,405
Arizona - 1.2%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B:
1.35% 1/5/05, LOC Dexia Cr. Local de France, CP	2,400	2,400
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	1,000	1,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,745	$ 1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series ROC II R1003, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,995	3,995
Series SG 03 160, 1.8% (Liquidity Facility Societe Generale) (b)(d)	3,600	3,600
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.77%, LOC Bank of America NA, VRDN (b)	6,000	6,000
		26,335
California - 13.0%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	7,915	7,915
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 1.79% (Liquidity Facility Citibank NA, New York) (b)(d)	6,930	6,930
Series FRRI 03 L11, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,200	4,200
Series FRRI 03 L12, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,200	2,200
Series Putters 395, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,175	5,175
California Gen. Oblig.:
Participating VRDN:
Series LB 04 L71J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,200	6,200
Series Putters 132, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,490	2,490
Series Putters 245, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series Putters 556Z, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,450	7,450
RAN 3% 6/30/05	45,700	46,076
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A9, 1.78%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	$ 20,000	$ 20,000
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.79% (Liquidity Facility Citibank NA, New York) (b)(d)	14,300	14,300
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.8%, VRDN (b)	2,200	2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,185	3,185
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,420	5,420
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,980	9,980
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.95%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.79% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900	4,900
Series PT 1763, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000	8,000
Series PT 1855, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,280	7,280
Series PT 2196, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,700	9,700
Series Putters 487, 1.79% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	12,800	12,800
Series Putters 488, 1.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,490	13,490
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	5,995	5,995
Poway Unified School District Participating VRDN Series PT 1889, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,100	1,100
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,970	6,970
San Diego Unified School District Participating VRDN Series MS 01 847, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	4,230	4,230
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,995	$ 6,995
Santa Rosa High School District Participating VRDN Series PT 2193, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,380	4,380
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	4,640	4,640
Series PA 1168, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,120	10,120
Series PT 1859, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,640	6,640
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series PT 2335, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,410	5,410
		282,786
Colorado - 0.9%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.91%, LOC Bank One NA, Chicago, VRDN (b)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.78% (Liquidity Facility Bank One NA), VRDN (b)	2,000	2,000
(Sisters of Charity Leavenworth Proj.) 1.77%, VRDN (b)	2,000	2,000
Colorado Hsg. & Fin. Auth. Series 2001 AA3 Class I, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,640	3,640
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.81% (Liquidity Facility Societe Generale) (b)(d)	6,800	6,800
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	2,840	2,840
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.87%, VRDN (b)	1,300	1,300
		19,580
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.01%, VRDN (b)	3,500	3,500
Series 1999 A, 2.02%, VRDN (b)	1,400	1,400
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.78%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,545	4,545
		9,445
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - 0.3%
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.85% (AMBAC Insured), VRDN (b)	$ 3,575	$ 3,575
(Defenders of Wildlife Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	2,750	2,750
		6,325
Florida - 5.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	1,040	1,040
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 1.77%, LOC Freddie Mac, VRDN (b)	3,170	3,170
Clay County Utils. Sys. Rev. Series 2003 A, 1.77%, LOC Bank of America NA, VRDN (b)	6,415	6,415
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.79% (Liquidity Facility Societe Generale) (b)(d)	1,210	1,210
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 1.76%, LOC Freddie Mac, VRDN (b)	4,230	4,230
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000	13,000
Series EGL 01 0905, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	10,200	10,200
Series PA 969, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,095	3,095
Series PT 1223, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.75% (Liquidity Facility Societe Generale) (b)(d)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.81% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 1.85%, VRDN (b)	$ 2,700	$ 2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 1.83%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.79%, VRDN (b)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,085	2,085
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,455	1,455
Palm Beach County Rev. (Planned Parenthood Proj.) 1.8%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.875%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 1.8% (MBIA Insured), VRDN (b)	10,000	10,000
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	2,800	2,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.77%, LOC Fannie Mae, VRDN (b)	4,415	4,415
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	3,630	3,630
		122,450
Georgia - 3.3%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 1.78% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	5,100	5,100
Series SGA 145, 1.82% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.82% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 3,000	$ 3,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	10,750	10,750
Georgia Gen. Oblig. Participating VRDN Series Putters 493, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	24,400	24,400
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 B, 1.78% tender 11/12/04, LOC JPMorgan Chase Bank, CP mode	7,100	7,100
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.77%, LOC Wachovia Bank NA, VRDN (b)	3,315	3,315
		71,665
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,395	2,395
Series PT 2301, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,310	3,310
		5,705
Illinois - 6.6%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.86% (Liquidity Facility Bank of America NA) (b)(d)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.91% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500	2,500
Series PT 1592, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,890	5,890
Series PT 2361, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,705	2,705
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285	1,285
Series MT 30, 1.8% (Liquidity Facility BNP Paribas SA) (b)(d)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN: - continued
Series PA 591, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,305	$ 5,305
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.05%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Lyric Opera of Chicago Proj.) 1.77%, LOC Bank One NA, Chicago, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	19,800	19,800
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 0060, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	4,690	4,690
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 2131, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,760	7,760
Series Putters 133, 1.8% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,355	4,355
Series Putters 409, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,895	2,895
Series 2003 B, 1.75% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	11,500	11,500
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 1.76%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
(Resurrection Health Care Proj.) Series 1999 B, 1.77% (FSA Insured), VRDN (b)	5,000	5,000
(Swedish Covenant Hosp. Proj.) Series 2003 A, 1.79%, LOC Lasalle Bank NA, VRDN (b)	1,225	1,225
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.84% (Liquidity Facility Bank of America NA) (b)(d)	2,000	2,000
Series BA 04 A, 1.8% (Liquidity Facility Bank of America NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600	1,600
Series Merlots 01 A86, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,775	3,775
Series Merlots 01 A93, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,665	3,665
Series Merlots 02 A24, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,975	4,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series SGB 10, 1.81% (Liquidity Facility Societe Generale) (b)(d)	$ 7,745	$ 7,745
Series SGB 19, 1.81% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 896, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,111	1,111
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.16%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	3,075	3,075
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.89%, LOC Bank One NA, Chicago, VRDN (b)	3,120	3,120
		144,696
Indiana - 4.2%
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,545	5,545
Indiana Dev. Fin. Auth. Rev. (Indiana Historical Society Proj.) 1.77%, LOC Bank One NA, Chicago, VRDN (b)	14,900	14,900
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.79%, LOC Bank One NA, Chicago, VRDN (b)	8,630	8,630
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series 2003 I, 1.79% (Liquidity Facility Bank of Nova Scotia New York Agcy.), VRDN (b)	20,000	20,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series E1, 1.2% 1/6/05	4,330	4,330
Indiana Trans. Fin. Auth. Hwy.:
Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (b)(d)(e)	2,000	2,000
Participating VRDN:
Series Merlots B21, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,165	4,165
Series PT 2296, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 6,595	$ 6,595
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Purdue Univ. Rev. Series 2004 S, 1.78%, VRDN (b)	2,825	2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.87%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L2, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Series 1985 L3, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
		91,720
Iowa - 0.2%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,365	3,365
Kansas - 0.1%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.8% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Kentucky - 1.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.73% tender 12/9/04, CP mode	4,500	4,500
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series PT 2160, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,920	1,920
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.77%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.93% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,350	1,350
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.73% tender 12/9/04, CP mode	5,500	5,500
		26,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,065	$ 4,065
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.8% tender 11/18/04, CP mode	2,100	2,100
		6,165
Maine - 0.4%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.77% (AMBAC Insured), VRDN (b)	5,000	5,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000	3,000
Series Putters 546, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,070	1,070
		9,070
Maryland - 0.6%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.8% tender 11/15/04, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.78% tender 11/3/04, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series MS 829, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,400	1,400
		13,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 1.79% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Series 2001 C, 1.78% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		6,200
Michigan - 3.8%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.84%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
Series PT 1844, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,965	3,965
Series PT 2158, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,200	1,200
Series SGB 47, 1.81% (Liquidity Facility Societe Generale) (b)(d)	5,110	5,110
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 1.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,400	6,400
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	17,235	17,235
Series Stars 101, 1.79% (Liquidity Facility BNP Paribas SA) (b)(d)	1,710	1,710
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 1.79% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 1.78%, LOC Standard Fed. Bank, VRDN (b)	2,000	2,000
1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,000	12,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.2%, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.): - continued
2.5%, VRDN (b)	$ 1,700	$ 1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,910	2,910
		82,800
Minnesota - 1.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	3,100	3,100
Series MS 953, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Series ROC II 99 4, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 1.79%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.85%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series A, 5% 1/1/05	2,510	2,526
		34,261
Mississippi - 0.8%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.74%, VRDN (b)	17,000	17,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,100	1,100
		18,100
Missouri - 0.6%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.79%, VRDN (b)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	2,700	2,700
		13,450
Nebraska - 0.4%
Lincoln San. Swr. Rev. 1.6% 11/5/04 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Nebraska Pub. Pwr. District Rev. Series A, 1.6% 11/5/04, CP	4,000	4,000
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000	2,000
		8,000
Nevada - 0.1%
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.81% (Liquidity Facility Societe Generale) (b)(d)	2,500	2,500
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.79%, LOC Suntrust Bank, VRDN (b)	7,990	7,990
New Hampshire Health & Ed. Facilities Auth. Rev. RAN (Proctor Academy Proj.) Series J, 3% 4/28/05	1,500	1,508
		9,498
New Jersey - 2.7%
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1556, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,500	1,500
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,200	22,200
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series PA 614, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
Series PT 747, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PT 1204, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 1,500	$ 1,500
Series PT 1751, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series PT 2402, 1.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,900	3,900
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	1,685	1,685
		58,110
New Mexico - 0.5%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
New York - 5.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,345	6,345
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1098, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 04 41 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	15,005	15,005
Series PA 1083, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,545	13,545
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.83% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,800	3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.78% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series EGL 04 33 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	8,500	8,500
Series EGL 04 36 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	3,400	3,400
Series EGL 04 37 Class A, 1.78% (Liquidity Facility Citibank NA) (b)(d)	2,640	2,640
Series PA 523, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Series PT 2114, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1, 1.79% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	$ 18,300	$ 18,300
New York State Dorm. Auth. Revs. Participating VRDN Series Stars 04 76, 1.78% (Liquidity Facility BNP Paribas SA) (b)(d)	5,520	5,520
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MSDW 00 319, 1.78% (Liquidity Facility Morgan Stanley) (b)(d)	3,760	3,760
Series PT 2025, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 304, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,995	1,995
		112,770
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	1,400	1,400
North Carolina - 1.3%
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.78%, LOC Wachovia Bank NA, VRDN (b)	5,800	5,800
North Carolina Cap. FacilitiesFinance Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 1.8%, LOC Branch Banking And Trust Co., VRDN (b)	5,800	5,800
(Greensboro College Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	7,600	7,600
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,200	1,200
Series PT 2115, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,455	5,455
		27,855
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.6%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,910	$ 3,910
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.86%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,440	6,440
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,630	12,630
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 1.82%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 1.82%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,800	2,800
Series B, 1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 1.79%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,560	2,560
		34,240
Oklahoma - 0.6%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.78% (AMBAC Insured), VRDN (b)	13,600	13,600
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,500	6,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.9% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,300	4,300
		10,800
Pennsylvania - 7.4%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,800	2,800
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.8% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.8%, LOC Allied Irish Banks PLC, VRDN (b)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Middletown Area School District Gen. Oblig. 1.79% (FSA Insured), VRDN (b)	$ 12,000	$ 12,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series 2001 B, 1.75% tender 3/4/05, LOC Wachovia Bank NA, CP mode	3,000	3,000
(Gaudenzia Foundation, Inc. Prog.) 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,520	4,520
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.82% (Liquidity Facility Societe Generale) (b)(d)	5,700	5,700
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.79%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,835	2,835
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,750	2,750
Series Putters 371Z, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN:
Series Putters 366Z, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series ROC II R1005, 1.8% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,705	1,705
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 1.81%, tender 11/5/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Auth. for Indl. Dev. Revs. (Pennsylvania Academy of Fine Arts Proj.) 1.79%, LOC Wachovia Bank NA, VRDN (b)	11,275	11,275
Philadelphia Gas Works Rev. Participating VRDN Series PT 1144, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
TRAN 3% 6/30/05	$ 9,640	$ 9,722
Philadelphia School District TRAN 3% 6/30/05	9,200	9,283
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 K, 1.79% (AMBAC Insured), VRDN (b)	19,800	19,800
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		160,520
South Carolina - 0.7%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.82%, LOC Bank of America NA, VRDN (b)	5,950	5,950
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.81% (Liquidity Facility Citibank NA) (b)(d)	4,585	4,585
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.9% tender 11/9/04, CP mode	2,500	2,500
		14,035
Tennessee - 1.3%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,800	2,800
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.77%, LOC Bank of America NA, VRDN (b)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,100	2,100
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 1.77%, LOC Freddie Mac, VRDN (b)	13,425	13,425
		29,125
Texas - 16.0%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 4,995	$ 4,995
Dallas Independent School District Participating VRDN Series PT 2210, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,365	7,365
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.82% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
El Paso Gen. Oblig. 1.75% 11/15/04, CP	15,000	15,000
Granbury Independent School District Participating VRDN Series SG 129, 1.8% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900	6,900
Series MSTC 01 126 Class A, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000	26,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.81% (MBIA Insured), VRDN (b)	3,500	3,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000	9,000
Series SG 03 161, 1.81% (Liquidity Facility Societe Generale) (b)(d)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,525	5,525
Series ROC II 2084, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,520	2,520
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 1.8% (Liquidity Facility DEPFA BANK PLC) (b)(d)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN: - continued
Series ROC II R242, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 3,875	$ 3,875
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	5,650	5,650
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,145	9,145
Series PT 2243, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,175	7,175
Hunt Memorial Hosp. District Rev. Series 1998, 1.82% (FSA Insured), VRDN (b)	4,670	4,670
Katy Independent School District Series 2004 C, 1.77% (Permanent School Fund of Texas Guaranteed), VRDN (b)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,265	4,265
Northside Independent School District Participating VRDN Series PT 2329, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,645	4,645
Pearland Independent School District Participating VRDN Series SG 106, 1.8% (Liquidity Facility Societe Generale) (b)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,680	1,680
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.75%, VRDN (b)	2,220	2,220
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.81% (Liquidity Facility Societe Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.82% (Liquidity Facility Societe Generale) (b)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,645	6,645
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	9,995	9,995
Series SG 101, 1.8% (Liquidity Facility Societe Generale) (b)(d)	2,700	2,700
Series SG 104, 1.8% (Liquidity Facility Societe Generale) (b)(d)	12,250	12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Participating VRDN:
Series SG 105, 1.8% (Liquidity Facility Societe Generale) (b)(d)	$ 11,700	$ 11,700
1.78% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.81%, tender 11/5/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 1.8% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,995	7,995
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.77%, LOC Freddie Mac, VRDN (b)	15,750	15,750
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 0026, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	2,400	2,400
Series LB 04 L61J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,375	18,375
Series LB 04 L62J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,600	3,600
Series LB 04 L66, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,100	2,100
TRAN 3% 8/31/05	43,100	43,592
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,360	4,360
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.75% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
		347,997
Utah - 2.6%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 1.77%, LOC Cr. Suisse First Boston Bank, VRDN (b)	9,350	9,350
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.81% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN: - continued
Series MS 00 409, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,535	$ 1,535
Series MS 175, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	16,495	16,495
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.79%, LOC Bank One NA, Chicago, VRDN (b)	3,730	3,730
Salt Lake City Assessment Rev. (Gateway Proj.) 1.77%, LOC Citibank NA, New York, VRDN (b)	1,500	1,500
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,365	6,365
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc./BritishPetroleum Co.) Series 1994, 1.74%, VRDN (b)	5,500	5,500
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
		56,125
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.78%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Virginia - 2.1%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.84% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,600	1,600
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.52% tender 11/3/04, CP mode	3,400	3,400
1.65% tender 11/15/04, CP mode	1,000	1,000
1.75% tender 12/15/04, CP mode	4,000	4,000
1.75% tender 12/16/04, CP mode	1,000	1,000
1.75% tender 12/17/04, CP mode	4,000	4,000
1.83% tender 12/8/04, CP mode	4,000	4,000
Series 1987, 1.85% tender 1/14/05, CP mode	500	500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 1.77%, LOC Bank of America NA, VRDN (b)	$ 4,300	$ 4,300
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.78%, VRDN (b)	17,350	17,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,300	2,300
		44,750
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,330	5,330
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Port of Seattle Rev. Series 2001 A1, 1.78% 3/4/05, LOC Bank of America NA, CP	11,490	11,490
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	3,980	3,980
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.82%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 509, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Series SGA 35, 1.82% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Series SGB 09, 1.81% (Liquidity Facility Societe Generale) (b)(d)	900	900
Series SGB 11, 1.81% (Liquidity Facility Societe Generale) (b)(d)	4,595	4,595
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 3,000	$ 3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.82%, LOC Bank of America NA, VRDN (b)	2,715	2,715
		63,505
Wisconsin - 2.3%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,800	2,800
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,585	3,585
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.87%, VRDN (b)	7,600	7,600
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	2,495	2,495
Series MS 901, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)	5,245	5,245
Series PT 967, 1.8% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,560	5,560
Series Putters 399, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,245	3,245
(Aurora Health Care, Inc. Proj.) Series C, 1.76%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Agcy., VRDN (b)	11,000	11,000
		50,455
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 1.74% (a)(c)	46,222,200	$ 46,222
TOTAL INVESTMENT PORTFOLIO - 98.6%		2,146,710
NET OTHER ASSETS - 1.4%		31,126
NET ASSETS - 100%		$ 2,177,836
Total Cost for Federal Income Tax Purposes $ 2,146,710
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,995,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,840
Security	Acquisition Date	Cost (000s)
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,980
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,075
Income Tax Information
The fund hereby designates approximately $263,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended October 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 1.13% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004

Assets
Investment in securities, at value (cost $2,146,710) - See accompanying schedule		$ 2,146,710
Cash		9,392
Receivable for investments sold		5,701
Receivable for fund shares sold		41,063
Interest receivable		7,181
Receivable from investment adviser for expense reductions		33
Other receivables		11
Total assets		2,210,091

Liabilities
Payable for investments purchased	$ 5,660
Payable for fund shares redeemed	25,295
Distributions payable	71
Accrued management fee	439
Distribution fees payable	327
Other affiliated payables	365
Other payables and accrued expenses	98
Total liabilities		32,255

Net Assets		$ 2,177,836
Net Assets consist of:
Paid in capital		$ 2,177,269
Undistributed net investment income		124
Accumulated undistributed net realized gain (loss) on investments		443
Net Assets		$ 2,177,836

Daily Money Class: Net Asset Value, offering price and redemption price per share ($625,134 ÷ 624,674 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($503,612 ÷ 503,244 shares)		$ 1.00

Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($1,049,090 ÷ 1,048,691 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2004

Investment Income
Interest		$ 20,321

Expenses
Management fee	$ 4,298
Transfer agent fees	3,455
Distribution fees	3,486
Accounting fees and expenses	195
Non-interested trustees' compensation	10
Custodian fees and expenses	32
Registration fees	398
Audit	37
Legal	10
Miscellaneous	12
Total expenses before reductions	11,933
Expense reductions	(940)	10,993
Net investment income		9,328
Net realized gain (loss) on investment securities		443
Net increase in net assets resulting from operations		$ 9,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2004	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,328	$ 7,199
Net realized gain (loss)	443	627
Net increase in net assets resulting from operations	9,771	7,826
Distributions to shareholders from net investment income	(9,329)	(7,199)
Share transactions - net increase (decrease)	768,545	210,218
Total increase (decrease) in net assets	768,987	210,845

Net Assets
Beginning of period	1,408,849	1,198,004
End of period (including undistributed net investment income of $124 and $0, respectively)	$ 2,177,836	$ 1,408,849

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.005	.010	.026	.034
Distributions from net investment income	(.005)	(.005)	(.010)	(.026)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.47%	.52%	.98%	2.66%	3.47%
Ratios to Average Net AssetsB
Expenses before expense reductions	.74%	.74%	.73%	.77%	.77%
Expenses net of voluntary waivers, if any	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.69%	.68%	.66%	.67%	.69%
Net investment income	.49%	.52%	.98%	2.59%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 625	$ 544	$ 576	$ 575	$ 467

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.003	.007	.024	.032
Distributions from net investment income	(.002)	(.003)	(.007)	(.024)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.23%	.30%	.72%	2.40%	3.21%
Ratios to Average Net AssetsB
Expenses before expense reductions	.99%	.99%	.98%	1.02%	1.02%
Expenses net of voluntary waivers, if any	.94%	.93%	.95%	.95%	.94%
Expenses net of all reductions	.93%	.91%	.91%	.92%	.94%
Net investment income	.25%	.29%	.72%	2.33%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 504	$ 369	$ 367	$ 298	$ 221

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax-Free Money Market Fund

Years ended October 31,	2004	2003	2002	2001D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.008	.012	.008
Distributions from net investment income	(.007)	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%	.49%	.49%	.53%A
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%A
Expenses net of all reductions	.44%	.43%	.41%	.42%A
Net investment income	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,049	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Note Purchase Agreements. The fund, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund is committed to purchase up to $3,300 of notes with a fixed coupon of 1.95% and maturing on August 31, 2005.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 1,371	$ 38
Capital Reserves Class	.25%	.25%	2,115	320
			$ 3,486	$ 358

Sales Load. FDC, receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Amount
Daily Money Class	$ 1,095
Capital Reserves Class	834
Fidelity Tax-Free Money Market Fund	1,526
$ 3,455

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $385 for the period.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Daily Money Class	.70%	$ 227
Capital Reserves Class	.95%	162
Fidelity Tax-Free Money Market Fund	.45%	328

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $32 and $67, respectively.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	$ 26
Capital Reserves Class	21
Fidelity Tax-Free Money Market Fund	38

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Capital Reserves Class	$ 39

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2004	2003
From net investment income
Daily Money	$ 2,634	$ 3,004
Capital Reserves	1,042	1,107
Fidelity Tax-Free Money Market Fund	5,653	3,088
Total	$ 9,329	$ 7,199

Annual Report

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2004	2003
Daily Money Shares sold	2,074,164	1,853,775
Reinvestment of distributions	2,423	2,816
Shares redeemed	(1,995,886)	(1,888,928)
Net increase (decrease)	80,701	(32,337)
Capital Reserves Shares sold	1,984,368	1,527,365
Reinvestment of distributions	965	1,012
Shares redeemed	(1,851,078)	(1,526,698)
Net increase (decrease)	134,255	1,679
Fidelity Tax-Free Money Market Fund Shares sold	3,007,673	1,520,746
Reinvestment of distributions	5,599	3,078
Shares redeemed	(2,459,683)	(1,282,948)
Net increase (decrease)	553,589	240,876

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Newbury Street Trust) at October 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 298 funds advised by FMR or an affiliate. Mr. McCoy oversees 300 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig managed a variety of Fidelity Funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-UANN-1204
1.784782.101

Item 2. Code of Ethics

As of the end of the period, October 31, 2004, Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Treasury Fund, Prime Fund and Tax-Exempt Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Treasury Fund	$37,000	$33,000
Prime Fund	$60,000	$64,000
Tax-Exempt Fund	$33,000	$37,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2004 and October 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Treasury Fund	$0	$0
Prime Fund	$0	$0
Tax-Exempt Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Treasury Fund	$1,600	$1,500
Prime Fund	$1,600	$1,500
Tax-Exempt Fund	$1,600	$1,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Treasury Fund	$2,700	$3,500
Prime Fund	$8,800	$9,800
Tax-Exempt Fund	$2,300	$2,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$300,000	$300,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Treasury Fund	0%
Prime Fund	0%
Tax-Exempt Fund	0%

(g) For the fiscal years ended October 31, 2004 and October 31, 2003, the aggregate fees billed by PwC of $2,250,000A and $2,000,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$300,000	$350,000
Non-Covered Services	$1,950,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 10, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 10, 2004